Loans Receivable from Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2015
Loans Receivable from Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2015	2014	2013

Revenues	$37,966	$36,496	$33,030
Pretax profits	22,176	21,238	17,726